DERIVATIVE LIABILITIES (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (USD $)	3 Months Ended		12 Months Ended		77 Months Ended	80 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Recognition of derivative liability - warrants	$ 656,518	$ 0	$ 0	$ 0	$ 0	$ 656,518
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0
Recognition of derivative liability - warrants	656,518
Ending balance	$ 656,518					$ 656,518